K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com
February 17, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds File Nos. 002-98409; 811-04325

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Life Series Cash Management Fund, First Investors Life Series Fund For Income and First Investors Life Series Government Fund (the “Funds”), each a series of First Investors Life Series Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on February 3, 2015, and effective on February 3, 2015 (Accession Number: 0000898432-15-000166), which is incorporated herein by reference.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem First Investors Management Company, Inc.